Consolidated Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Operating activities:
Net loss	$ (2,377,206)	$ (1,733,437)	$ (7,147,083)	$ (3,245,383)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization and depreciation	11,214	21,050	68,563	89,928
Amortization of discount on debt				7,281
Share-based compensation	107,970	146,627	489,787	574,977
Gain on settlement of liability				(390,599)
Issuance of common stock for services		5,925	5,925	52,500
Change in fair value of warrant liability				(1,541,241)
Change in operating assets and liabilities:
Contracts and grants receivable	99,257	213,287	280,526	778,435
Income tax receivable	416,810		(416,810)
Prepaid expenses	104,065	(3,056)	(128,823)	109,836
Security deposit			(22,734)
Accounts payable and accrued expenses	463,509	(94,251)	382,711	(1,475,128)
Accrued compensation	(284,925)	(182,760)	(22,629)	56,973
Total adjustments	917,900	106,822	636,516	(1,737,038)
Net cash used in operating activities	(1,459,306)	(1,626,615)	(6,510,567)	(4,982,421)
Investing activities
Purchases of office furniture and equipment	(1,924)	(2,131)	(26,348)	(7,159)
Net cash used in investing activities	(1,924)	(2,131)	(26,348)	(7,159)
Financing Activities:
Proceeds from issuance of common stock and warrants pursuant to public and private offerings			5,115,001	5,278,940
Stock issuance costs associated with public and private offerings			(507,536)	(809,277)
Proceeds from issuance of common stock pursuant to FBR At-the-Market Sales Agreement			1,015,265
Costs associated with FBR At-the-Market Sales Agreement			(164,825)
Proceeds from issuance of common stock pursuant to the equity line	19,800		115,930	1,712,320
Stock issuance cost associated with equity line				(41,381)
Repayment of notes payable				(300,000)
Proceeds from issuance of common stock to SciClone				3,000,000
Net cash provided by financing activities	19,800		5,573,835	8,840,602
Net decrease in cash and cash equivalents	(1,441,430)	(1,628,746)	(963,080)	3,851,022
Cash and cash equivalents at beginning of period/year	7,809,487	8,772,567	8,772,567	4,921,545
Cash and cash equivalents at end of period/year	$ 6,368,057	$ 7,143,821	7,809,487	8,772,567
Supplemental disclosure of non cash financing activities:
Reclassification of warrant liability to additional paid-in capital				892,860
Supplemental information:
Cash paid for state income taxes			$ 5,077	$ 5,030